Subsequent Events	9 Months Ended
Sep. 30, 2019
Subsequent Events [Abstract]
Subsequent Events

14. Subsequent Events

Except as noted below, subsequent events have been evaluated through February 8, 2019, which is the date that the consolidated financial statements were available to be issued.

Reverse Stock Split

The Company’s board of directors approved a reverse split of shares of the Company’s common stock and convertible preferred stock on a 12.2-for-one basis (the “Reverse Stock Split”), which was effected on February 22, 2019. The par value and the number of authorized shares of the convertible preferred stock and common stock were not adjusted in connection with the Reverse Stock Split. All references to common stock, convertible preferred stock, warrants to purchase common stock, warrants to purchase convertible preferred stock, options to purchase common stock, early exercised options, share data, per share data and related information contained in the financial statements have been retrospectively adjusted to reflect the effect of the Reverse Stock Split for all periods presented. The number of shares of the Company’s common stock contained in the financial statements includes fractional shares resulting from the Reverse Stock Split, aggregating to 45 whole shares of common stock and 69 whole shares of preferred stock for the period presented, which fractional shares will be settled in cash in fiscal 2019.